Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

October 14, 2015

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:          Forum Funds (the “Registrant”)
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

    Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 5, 2015 to the Prospectus dated December 24, 2014, as supplemented through June 16, 2015 for the following funds: Exceed Defined Shield Index Fund (formerly known as: Exceed Structured Shield Index Strategy Fund); Exceed Defined Hedge Index Fund (formerly known as: Exceed Structured Hedged Index Strategy Fund); and Exceed Defined Enhancement Index Fund (formerly known as: Exceed Structured Enhanced Index Strategy Fund), each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on October 5, 2015 (accession number 0001435109-15-000906).

    If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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